Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		$ 1,073		$ 1,095
Bank of the West acquisitions		1,273
Benefit (expense) to Income statement		732		(475)
Benefit (expense) to equity		(77)		438
Translation and other		64		15
Ending balance of net asset		3,065		1,073
Comprising
Deferred tax assets		3,081		1,175		$ 1,287
Deferred tax liabilities		(16)		(102)		(192)
Net deferred tax assets (liabilities)		3,065		1,073		$ 1,095
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		605		651
Bank of the West acquisitions		96
Benefit (expense) to Income statement		182		(52)
Translation and other		10		6
Ending balance of net asset		893		605
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		256		330
Benefit (expense) to Income statement		21		(10)
Benefit (expense) to equity		(14)		(65)
Translation and other		1		1
Ending balance of net asset		264		256
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		708		685
Bank of the West acquisitions		115
Benefit (expense) to Income statement		(50)		18
Translation and other		10		5
Ending balance of net asset		783		708
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		573		(108)
Benefit (expense) to Income statement				(1)
Benefit (expense) to equity		(51)		682
Ending balance of net asset		522		573
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(460)		(400)
Bank of the West acquisitions		(179)
Benefit (expense) to Income statement		375		(59)
Translation and other		(8)		(1)
Ending balance of net asset		(272)		(460)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(370)		(148)
Bank of the West acquisitions		25
Benefit (expense) to Income statement		(41)		(47)
Benefit (expense) to equity		(9)		(174)
Translation and other				(1)
Ending balance of net asset		(395)		(370)
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(244)		(241)
Bank of the West acquisitions		(767)
Benefit (expense) to Income statement		134		1
Translation and other		(36)		(4)
Ending balance of net asset		(913)		(244)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		142		(51)
Bank of the West acquisitions		1,086
Benefit (expense) to Income statement		(286)		193
Translation and other		45
Ending balance of net asset		987		142
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	[1]	(137)		377
Bank of the West acquisitions	[2]	897
Benefit (expense) to Income statement		397	[3]	(518)	[1]
Benefit (expense) to equity		(3)		(5)	[1]
Translation and other		42		9	[1]
Ending balance of net asset		$ 1,196		$ (137)	[1]

[1]	Includes the tax impact of the interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates on our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of the legal provision recorded in relation to the lawsuit described in Note 24.
[2]	Includes the tax impact of deferred revenue and purchase accounting adjustments in connection with our acquisition of Bank of the West.
[3]	Includes the tax impact of interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates in our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of leasing assets.